COMMITMENTS (Details Textual) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense, Net	1.8	6.6	10.1	10.4